Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Designated financial liabilities at fair value through profit or loss [abstract]
Gains (losses) on financial liabilities at fair value through profit or loss	$ (1,206)	$ (35,732)	$ 1,025,012	$ (703,368)